Leases (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Leases [Abstract]
Summary of information about right of use assets

The following table provides information about the Group’s right-of-use assets:

	June 30, 2023	December 31, 2022
	€	€
Balance at beginning of period	432,965	243,251
Addition	—	303,734
Depreciation charges	(96,144)	(114,020)
Impact of transaction of foreign currency	(2,581)	—
Balance at end of period	334,240	432,965

Summary of information about lease lease liabilities

The following table provides information about the Group’s lease liabilities at June 30, 2023:

	June 30, 2023	December 31, 2022
	€	€
Office leases	(338,428)	(436,822)
Total lease liability	(338,428)	(436,822)
Current portion	(228,120)	(187,404)
Non-current portion	(110,308)	(249,418)